UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2013
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 88.08%
Ambulatory Health Care Services - 0.77%
DaVita Healthcare Partners, Inc. (a)	5,900	$690,827	$699,681
Amusement, Gambling, and Recreation Industries - 1.44%
The Walt Disney Co.	23,000	962,239	1,306,400
Beverage and Tobacco Product Manufacturing - 3.92%
Altria Group, Inc.	25,000	478,400	859,750
PepsiCo, Inc.	13,000	632,331	1,028,430
Philip Morris International, Inc.	18,000	628,549	1,668,780
		1,739,280	3,556,960
Broadcasting (except Internet) - 2.49%
DIRECTV (a)	40,000	1,657,230	2,264,400
Chemical Manufacturing - 2.75%
Actavis, Inc. (a)	15,000	1,309,354	1,381,650
Allergan, Inc.	10,000	412,855	1,116,300
		1,722,209	2,497,950
Computer and Electronic Product Manufacturing - 11.69%
Apple, Inc.	11,000	1,283,013	4,868,930
EMC Corp. (a)	65,000	1,595,462	1,552,850
QUALCOMM, Inc.	50,000	2,174,726	3,347,500
Waters Corp. (a)	9,000	472,047	845,190
		5,525,248	10,614,470
Couriers and Messengers - 2.03%
FedEx Corp.	10,000	688,396	982,000
United Parcel Service, Inc. - Class B	10,000	671,348	859,000
		1,359,744	1,841,000
Credit Intermediation and Related Activities - 8.13%
Capital One Financial Corp.	55,000	1,888,159	3,022,250
Visa, Inc.	11,500	838,573	1,953,160
Wells Fargo & Co.	65,000	1,614,548	2,404,350
		4,341,280	7,379,760
Food Services and Drinking Places - 2.59%
McDonald's Corp.	15,000	1,130,056	1,495,350
Starbucks Corp.	15,000	561,001	854,400
		1,691,057	2,349,750
Health and Personal Care Stores - 3.05%
Express Scripts Holding Co. (a)	48,000	1,210,860	2,767,200
Heavy and Civil Engineering Construction - 2.19%
Chicago Bridge & Iron Co. N.V. - ADR	32,000	1,135,154	1,987,200
Insurance Carriers and Related Activities - 2.30%
Berkshire Hathaway, Inc. - Class B (a)	20,000	678,649	2,084,000
Machinery Manufacturing - 5.54%
Caterpillar, Inc.	23,000	1,379,092	2,000,310
General Electric Co.	65,000	909,338	1,502,800
Roper Industries, Inc.	12,000	547,802	1,527,720
		2,836,232	5,030,830
Nonstore Retailers - 2.40%
Amazon.com, Inc. (a)	3,500	565,147	932,715
eBay, Inc. (a)	23,000	804,739	1,247,060
		1,369,886	2,179,775
Oil and Gas Extraction - 4.19%
Anadarko Petroleum Corp.	20,000	1,335,558	1,749,000
Apache Corp.	20,000	1,502,797	1,543,200
Chesapeake Energy Corp.	25,000	549,984	510,250
		3,388,339	3,802,450
Other Information Services - 3.50%
Google, Inc. - Class A (a)	4,000	1,691,413	3,176,120
Petroleum and Coal Products Manufacturing - 3.01%
Chevron Corp.	23,000	1,061,445	2,732,860
Professional, Scientific, and Technical Services - 13.62%
Accenture PLC - Class A	20,000	1,123,676	1,519,400
Biogen Idec, Inc. (a)	2,000	344,562	385,820

	Celgene Corp. (a)	18,500	1,465,263	2,144,335
	Cognizant Technology Solutions Corp. - Class A (a)	18,000	1,245,560	1,378,980
	Mastercard, Inc.	9,000	1,612,127	4,870,170
	priceline.com, Inc. (a)	3,000	1,554,059	2,063,790
			7,345,247	12,362,495
	Publishing Industries (except Internet) - 0.95%
	Microsoft Corp.	30,000	921,971	858,300
	Rail Transportation - 4.23%
	Union Pacific Corp.	27,000	1,725,558	3,845,070
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.93%
	Blackrock, Inc.	6,000	1,191,187	1,541,280
	T. Rowe Price Group, Inc.	15,000	725,747	1,123,050
			1,916,934	2,664,330
	Support Activities for Mining - 1.65%
	Schlumberger Ltd.	20,000	1,613,272	1,497,800
	Telecommunications - 0.35%
	Valmont Industries, Inc.	2,000	320,736	314,540
	Transportation Equipment Manufacturing - 2.36%
	Eaton Corp. PLC	35,000	1,816,696	2,143,750

	TOTAL COMMON STOCKS		$48,721,506	$79,957,091

	EXCHANGE TRADED FUNDS - 9.37%
	Funds, Trusts, and Other Financial Vehicles - 9.37%
	iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$4,602,800
	iShares Core S&P Small-Cap ETF	35,000	2,407,647	3,047,100
	iShares MSCI Emerging Markets Index Fund	20,000	827,798	855,600

	TOTAL EXCHANGE TRADED FUNDS		$6,920,211	$8,505,500

		Principal Amount	Cost	Value
	CORPORATE BONDS - 1.86%
	Broadcasting (except Internet) - 0.26%
	Comcast Corp.
	6.500%, 01/15/2017	200,000	$199,592	$239,046
	Building Material and Garden Equipment and Supplies Dealers - 0.25%
	Home Depot, Inc.
	5.400%, 03/01/2016	200,000	190,676	226,456
	Funds, Trusts, and Other Financial Vehicles - 0.36%
	Spectra Energy Capital, LLC
	8.000%, 10/01/2019	250,000	264,622	329,756
	General Merchandise Stores - 0.36%
	JC Penney Corp., Inc.
	7.400%, 04/01/2037	400,000	400,863	319,000
	Machinery Manufacturing - 0.34%
	Applied Materials, Inc.
	7.125%, 10/15/2017	250,000	252,654	310,104
	Oil and Gas Extraction - 0.29%
	Anadarko Petroleum Corp.
	7.625%, 03/15/2014	250,000	247,258	265,901

	TOTAL CORPORATE BONDS		$1,555,665	$1,690,263

		Shares	Cost	Value
	SHORT-TERM INVESTMENTS - 0.72%
	Mutual Fund - 0.72%
	SEI Daily Income Treasury Fund, 0.01% (b)	649,907	$649,907	$649,907

	TOTAL SHORT-TERM INVESTMENTS		$649,907	$649,907

	TOTAL INVESTMENTS - 100.03%		$57,847,289	90,802,761
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03)%			(24,827)
	TOTAL NET ASSETS - 100.00%			$90,777,934

Percentages are stated as a percent of the value of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

(b) Variable rate security; the rate shown is the effective date as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows:1

Cost of Investments	$57,847,289

Gross unrealized appreciation	33,305,021
Gross unrealized depreciation	(349,549)
Net unrealized appreciation	$32,955,472

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2013:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stock	$79,957,091	$-	$-	$79,957,091
Exchange Traded Funds	8,505,500	-	-	8,505,500
Corporate Bonds	-	1,690,263	-	1,690,263
Short-Term Investments	649,907	-	-	649,907
Total Investments in Securities	$89,112,498	$1,690,263	$-	$90,802,761

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013. Transfers between levels are recognized at the end of the reporting period. Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title) /s/ Edson L. Bridges III
                                      Edson L. Bridges III, President and
                                      Chief Executive and Investment Officer

Date   5/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edson L. Bridges III
                                              Edson L. Bridges III, President and
  Chief Executive and Investment Officer

Date   5/20/2013

By (Signature and Title)* /s/ Brian Kirkpatrick
                                             Brian Kirkpatrick, Executive Vice President

Date   5/20/2013

By (Signature and Title)* /s/ Nancy K. Dodge
                                              Nancy K. Dodge, Treasurer and
                                              Chief Compliance Officer

Date   5/20/2013

* Print the name and title of each signing officer under his or her signature.